NOTE 5 - PROPERTY AND EQUIPMENT	28 Months Ended
Mar. 31, 2013
Notes to Financial Statements
NOTE 5 - PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of:

	March 31, 2013	December 31, 2012	December 31, 2011

Equipment	$125,039	$125,039	$119,539
Factory equipment	15,800	15,800	15,800
Furniture and fixtures	7,888	7,888	7,888
Leasehold improvements	64,582	64,582	51,806
Tooling	477,467	476,936	409,216

Total	690,776	690,245	604,249

Less accumulated depreciation	(244,085)	(202,303)	(44,495)

Net property, plant and equipment	$446,691	$487,942	$559,754

Depreciation expense for the periods ended as follows amounted to:

	March 31, 2013	March 31, 2012	December 31, 2012	December 31, 2011

Depreciation Expense	$41,782	$ 37,364	$ 157,808	$ 38,305